Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss Opening balance	€ 284	€ 322
Non-current financial assets measured at fair value through other comprehensive income Opening balance	258	284
Non-current financial assets at amortised cost Opening balance	77	54
Other non-current financial assets Opening balance	619	660
Acquisitions/additions	147	105
Sales/redemptions/reductions	(56)	(58)
Value adjustment through OCI	(23)	(17)
Value adjustment through P&L	(23)	(39)
Translation differences and other	16	(44)
Reclassification	(47)	12
Non-current financial assets at fair value through profit or loss Ending Balance	288	284
Non-current financial assets measured at fair value through other comprehensive income Ending Balance	242	258
Non-current financial assets at amortised cost Ending Balance	102	77
Other non-current financial assets Ending Balance	631	619
Non-current financial assets at FVTP&L
Disclosure of financial assets [line items]
Acquisitions/additions	76	71
Sales/redemptions/reductions	(31)	(33)
Value adjustment through P&L	(25)	(39)
Translation differences and other	8	(29)
Reclassification	(25)	(8)
Non-current financial assets at FVTOCI
Disclosure of financial assets [line items]
Acquisitions/additions	6	14
Sales/redemptions/reductions	(14)	(14)
Value adjustment through OCI	(23)	(17)
Translation differences and other	12	(14)
Reclassification	4	5
Non-current financial assets at Amortized cost
Disclosure of financial assets [line items]
Acquisitions/additions	65	20
Sales/redemptions/reductions	(11)	(11)
Value adjustment through P&L	1	0
Translation differences and other	(4)	(1)
Reclassification	€ (27)	€ 15